Net Loss per Share - Schedule of Antidilutive Securities Outstanding Excluded from Computation of Diluted Weighted-Average Shares Outstanding (Detail) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities outstanding excluded from computation of diluted weighted-average shares outstanding	10,754	46,408	10,754	46,408	46,313	45,980
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities outstanding excluded from computation of diluted weighted-average shares outstanding		34,442		34,442
Share-based Payment Arrangement, Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities outstanding excluded from computation of diluted weighted-average shares outstanding	9,391	9,422	9,391	9,422
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities outstanding excluded from computation of diluted weighted-average shares outstanding	1,363		1,363
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities outstanding excluded from computation of diluted weighted-average shares outstanding		364		364
Convertible Debt Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities outstanding excluded from computation of diluted weighted-average shares outstanding		2,180		2,180
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities outstanding excluded from computation of diluted weighted-average shares outstanding					34,442	34,442
Share-based Payment Arrangement, Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities outstanding excluded from computation of diluted weighted-average shares outstanding					9,327	9,006
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities outstanding excluded from computation of diluted weighted-average shares outstanding					364	352
Convertible Debt Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities outstanding excluded from computation of diluted weighted-average shares outstanding					2,180	2,180